Note 5 - Prepaid Services: Schedule of Expected Amortization Expense (Details) (USD $)	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Details
Prepaid Expense	$ 536,995	$ 959,666	$ 959,667
Preconfirmation, Prepaid and Other Current Assets				$ 2,456,328